Cover Page	12 Months Ended
Jun. 30, 2020 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Jun. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Renalytix AI plc
Entity Central Index Key	0001811115
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	59,416,134
Entity Address, Address Line One	Avon House 19 Stanwell Road
Entity Address, City or Town	Penarth
Entity Address, Country	GB
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-39387
Document Shell Company Report	false
Document Registration Statement	false
Trading Symbol	RNLX
Title of 12(b) Security	Ordinary shares, nominal value £0.0025 per share
Security Exchange Name	NASDAQ
Amendment Description	This Amendment No. 1 (“Amendment No. 1”) to the Annual Report on Form 20-F of Renalytix AI plc for the fiscal year ended June 30, 2020 (the “2020 Annual Report”), which was originally filed with the U.S. Securities and Exchange Commission on October 28, 2020, is being filed solely to furnish Exhibit 101 in accordance with Rule 405 of Regulation S-T. Exhibit 101, which contains interactive data files in eXtensible Business Reporting Language (XBRL), was omitted from the 2020 Annual Report in accordance with the 30-day grace period provided under Rule 405(a)(2)(ii) of Regulation S-T. Except as described above, this Amendment No. 1 speaks as of the original filing date of the 2020 Annual Report and does not amend, update or restate any information set forth in the 2020 Annual Report or reflect any events that occurred subsequent to the original filing date of the 2020 Annual Report.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Avon House 19 Stanwell Road
Entity Address, City or Town	Penarth
Entity Address, Country	GB
Contact Personnel Name	James McCullough Chief Executive Officer
City Area Code	20
Local Phone Number	3139 2910
American Depositary Shares [Member]
Document Information [Line Items]
No Trading Symbol Flag	true
Title of 12(b) Security	American Depositary Shares, each representing two ordinary shares, nominal value £0.0025 per share
Security Exchange Name	NASDAQ